Cover	Nov. 25, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2022
Entity File Number	000-50099
Entity Registrant Name	Grapefruit USA, Inc.
Entity Central Index Key	0001205181
Entity Tax Identification Number	95-4451059
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10866 Wilshire Blvd.
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	(310)
Local Phone Number	575-1175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GPFT
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1000 Northwest Street
Entity Address, Address Line Two	Mid-Town Brandy Wine
Entity Address, Address Line Three	Suite 1200-3094
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801